Financial assets at fair value through profit or loss (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Wealth Management Products | Bottom of range
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Investment in securities floating interest rate	1.40%	2.30%
Wealth Management Products | Top of range
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Investment in securities floating interest rate	3.76%	2.40%
Equity security
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Payment to acquire financial assets at fair value through profit or loss	¥ 14	¥ 14
Other Investments
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Percentage of other equity interests		30.00%
Payment to acquire financial assets at fair value through profit or loss	¥ 29	¥ 19